Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Description of Business and Basis of Presentation

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

The Beauty Health Company (formerly known as Vesper Healthcare Acquisition Corp.) (the “Company”) was incorporated in Delaware on July 8, 2020. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

Merger and PIPE Investment

On May 4, 2021 (the “Closing Date”), the registrant consummated the previously announced business combination pursuant to that certain Agreement and Plan of Merger, dated December 8, 2020, by and among Vesper Healthcare Acquisition Corp. (“Vesper Healthcare”), Hydrate Merger Sub I, Inc. (“Merger Sub I”), Hydrate Merger Sub II, LLC (“Merger Sub II”), LCP Edge Intermediate, Inc., the indirect parent of Edge Systems LLC d/b/a The HydraFacial Company (“HydraFacial”), and LCP Edge Holdco, LLC (“LCP,” and, in its capacity as the stockholders’ representative, the “Stockholders’ Representative”) (the “Merger Agreement”), which provided for: (a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). As a result of the First Merger, the registrant owns 100% of the outstanding common stock of HydraFacial and each share of common stock and preferred stock of HydraFacial has been cancelled and converted into the right to receive a portion of the consideration payable in connection with the Mergers. As a result of the Second Merger, the registrant owns 100% of the outstanding interests in Merger Sub II. In connection with the closing of the Business Combination (the “Closing”), the registrant owns, directly or indirectly, 100% of the stock of HydraFacial and its subsidiaries and the stockholders of HydraFacial as of immediately prior to the effective time of the First Merger (the “HydraFacial Stockholders”) hold a portion of the Class A Common Stock, par value $0.0001 per share, of the registrant (the “Class A Stock”).

Pursuant to the terms of the Merger Agreement and customary adjustments set forth therein, the aggregate merger consideration paid to the HydraFacial Stockholders in connection with the Business Combination was approximately $975,000,000 less HydraFacial’s net indebtedness as of the Closing Date, and subject to further adjustments for transaction expenses, and net working capital relative to a target. The merger consideration included both cash consideration and consideration in the form of newly issued Class A Stock. The aggregate cash consideration paid to the HydraFacial Stockholders at the Closing was approximately $368 million, consisting of the Company’s cash and cash equivalents as of the Closing (including proceeds of $350 million from the Company’s private placement of an aggregate of 35,000,000 shares of Class A Stock (the “Private Placement”) with a limited number of accredited investors (as defined by Rule 501 of Regulation D) without any form of general solicitation or general advertising pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and approximately $433 million of cash available to the Company from the trust account that held the proceeds from the Company’s initial public offering (the “Trust Account”) after giving effect to income and franchise taxes payable in respect of interest income earned in the Trust Account and redemptions that were elected by the Company’s public stockholders, minus approximately $224 million used to repay HydraFacial’s outstanding indebtedness at the Closing, minus approximately $94 million of transaction expenses of HydraFacial and the Company, minus $100 million. The remainder of the consideration paid to the HydraFacial Stockholders consisted of 35,501,743 newly issued shares of Class A Stock (the “Stock Consideration”).

The foregoing consideration paid to the HydraFacial Stockholders may be further increased by up to $75.0 million payable as earn-out shares of Class A Stock upon the completion of certain acquisitions within one year of Closing pursuant to the terms of the Merger Agreement.

All outstanding shares of Class B Stock were automatically converted into shares of Class A Stock on a one-for-one basis at the Closing and will continue to be subject to the transfer restrictions applicable to such shares of Class B Stock.

In connection with the Merger Agreement, certain accredited investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors agreed to purchase 35,000,000 shares (the “PIPE Shares”) of The Beauty Health Company Class A Common Stock at a purchase price per share of $10.00 and an aggregate purchase price of $350,000,000 (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the Closing.

In connection with the Closing, holders of 2,672,690 shares of Class A Stock exercised their rights to redeem those shares for cash at an approximate price of $10.00 per share, for an aggregate of approximately $26,737,737, which was paid to such holders at Closing.

Immediately after giving effect to the Merger and the PIPE Investment, there were 125,329,053 shares of The Beauty Health Company Class A Common Stock.

In connection with the Closing, the registrant changed its name from “Vesper Healthcare Acquisition Corp.” to “The Beauty Health Company”.

Business Prior to the Business Combination

Prior to the Business Combination, the Company had two subsidiaries, Hydrate Merger Sub I, Inc., a wholly owned subsidiary of the Company incorporated in Delaware on December 7, 2020 (“Merger Sub I”) and Hydrate Merger Sub II, LLC, a wholly owned subsidiary of the Company incorporated in Delaware on December 7, 2020 (“Merger Sub II”).

As of March 31, 2021, the Company had not commenced any operations. All activity for the period from July 8, 2020 (inception) through March 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on September 29, 2020. On October 2, 2020, the Company consummated the Initial Public Offering of 46,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 6,000,000 Units, at $10.00 per Unit, generating gross proceeds of $460,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 9,333,333 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to BLS Investor Group LLC (the “Sponsor”), generating gross proceeds of $14,000,000, which is described in Note 4.

Transaction costs amounted to $25,777,859 consisting of $9,200,000 of underwriting fees, $16,100,000 of deferred underwriting fees and $477,859 of other offering costs.

Liquidity

As of March 31, 2021, the Company had $2,753,154 in its operating bank accounts, $460,184,400 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and current liabilities of $813,471.

Until the consummation of a Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination.

As noted above (Merger and PIPE Investment), on May 4, 2021, the Company consummated the Merger and the PIPE investment.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

The Beauty Health Company (the “Company”) was incorporated in Delaware on July 8, 2020. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company has two subsidiaries, Hydrate Merger Sub I, Inc., a wholly owned subsidiary of the Company incorporated in Delaware on December 7, 2020 (“Merger Sub I”) and Hydrate Merger Sub II, LLC, a wholly owned subsidiary of the Company incorporated in Delaware on December 7, 2020 (“Merger Sub II”).

As of December 31, 2020, the Company had not commenced any operations. All activity for the period from July 8, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on September 29, 2020. On October 2, 2020, the Company consummated the Initial Public Offering of 46,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 6,000,000 Units, at $10.00 per Unit, generating gross proceeds of $460,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 9,333,333 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to BLS Investor Group LLC (the “Sponsor”), generating gross proceeds of $14,000,000, which is described in Note 5.

Transaction costs amounted to $25,777,859 consisting of $9,200,000 of underwriting fees, $16,100,000 of deferred underwriting fees and $477,859 of other offering costs. Of this amount, $24,762,064 was recorded as a reduction of gross proceeds in additional paid in capital and $1,015,795 was expensed.

Following the closing of the Initial Public Offering on October 2, 2020, an amount of $460,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 6) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or don’t vote at all.

Notwithstanding the above, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination by October 2, 2022 and (c) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period.

The Company will have until October 2, 2022 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay our taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and will not apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

LCP Edge Intermediate, Inc. [Member]
Description of Business and Basis of Presentation

Note 1 – Description of Business and Basis of Presentation

LCP Edge Intermediate, Inc. (“The HydraFacial Company” or “HydraFacial” or the “Company”) and its subsidiaries design, develop, manufacture, market, and sell aesthetic technologies and products. HydraFacial is a wholly owned subsidiary of LCP Edge Holdco, LLC (“LCP Holdco” or “Parent”). HydraFacial offers hydradermabrasion systems that enhance the skin to cleanse, exfoliate, extract, and hydrate simultaneously; HydraFacial® Daily Essentials, which provides detoxification, rejuvenation, and protection of skin; crystal microdermabrasion systems; and light emitting diode systems. The premiere system is the HydraFacial MD® liquid based skin exfoliation system.

Merger

On May 4, 2021 (the “Closing Date”), HydraFacial consummated a merger pursuant to the Agreement and Plan of Merger, dated December 8, 2020 (the “Merger Agreement”) with Vesper Healthcare Acquisition Corp. (“Vesper”), which provided for, among other things, the merger with and into Vesper, with the Company surviving as the accounting acquirer. Upon closing, the surviving entity was renamed The Beauty Health Company (“BeautyHealth”) and began to trade on the Nasdaq Capital Market under the ticker symbol “SKIN.” The transactions set forth in the Merger Agreement constitute a “Business Combination” as contemplated by Vesper’s Amended & Restated Certificate of Incorporation. See Note 17 for additional information on the merger.

Basis of presentation and consolidation – The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements are presented on a consolidated basis and include the operations of HydraFacial and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The interim Unaudited Condensed Consolidated Financial Statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and include HydraFacial’s consolidated domestic and international subsidiaries. Certain information and disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. Accordingly, these interim Unaudited Condensed Consolidated Financial Statements and accompanying footnotes should be read in conjunction with HydraFacial’s Consolidated Financial Statements as of and for the year ended December 31, 2020. Except as described elsewhere in this Note 2, there have been no material changes to HydraFacial’s significant accounting policies as described in HydraFacial’s Consolidated Financial Statements as of and for the year ended December 31, 2020.

In the opinion of management, all adjustments, of a normal recurring nature, considered necessary for a fair presentation have been included in the Condensed Consolidated Financial Statements. HydraFacial believes that the disclosures provided herein are adequate to prevent the information presented from being misleading. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results of operations to be expected for the full year ending December 31, 2021.